Investor A Institutional [Member] Investment Objectives and Goals - Investor A Shares Institutional Shares - iShares Russell 1000 Large-Cap Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares Russell 1000 Large-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Russell 1000 Large-Cap Index Fund (“Large-Cap Index Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to match the performance of the Russell 1000® Index (the “Russell 1000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.